Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE DWS MARKET TRUST
Prospectus Date	rr_ProspectusDate	Aug. 01, 2022
Document Creation Date	dei_DocumentCreationDate	Jul. 28, 2022